Income Taxes (Tables)	12 Months Ended
Dec. 31, 2012
Income Taxes
Schedule of components of earnings (loss) before income taxes

	Year ended December 31,
	2010	2011	2012
	RMB	RMB	RMB	US$
Cayman Islands	(341,512)	(255,912)	(197,133)	(31,642)
PRC	2,304,362	(3,122,969)	(2,935,315)	(471,151)
U.S.	(14,006)	17,024	(46,550)	(7,472)
Other foreign countries	82,655	(37,333)	(218,631)	(35,093)
Total earnings (loss) before income taxes	2,031,499	(3,399,190)	(3,397,629)	(545,358)

Schedule of income tax expenses (benefit)

	Year ended December 31,
	2010	2011	2012
	RMB	RMB	RMB	US$
Current tax expense:
PRC	323,539	135,848	285	46
U.S.	50	7,380	4,503	723
Other foreign countries	24,948	38,855	9,622	1,544
Total current income tax expense	348,537	182,083	14,410	2,313
Deferred income tax benefit:
PRC	(15,071)	(322,506)	(219,143)	(35,175)
Other foreign countries	—	7,010	(1,009)	(162)
Sub-total	(15,071)	(315,496)	(220,152)	(35,337)
Total income tax expense (benefit)	333,466	(133,413)	(205,742)	(33,024)

Schedule of actual income tax expense (benefit) differs from amounts computed by applying the PRC EIT rate

	Year ended December 31,
	2010	2011	2012
	RMB	RMB	RMB	US$
Computed expected tax expense (benefit)	507,875	(849,798)	(849,407)	(136,339)
PRC tax rate differential, preferential rate	(98,715)	22,119	215,678	34,619
Tax rate differential for non-PRC entities	107,259	95,814	109,157	17,521
Tax rate change	—	(4,124)	124,965	20,058
Tax holiday	(127,864)	(61,357)	—	—
Research and development tax credit	(78,525)	(56,391)	(37,839)	(6,074)
Non-deductible expenses:
Impairment of goodwill	—	68,346	—	—
Staff welfare in excess of allowable limits	1,099	2,672	7,386	1,186
Share based compensation	18,688	18,483	8,876	1,425
Entertainment expenses	1,502	1,335	2,092	336
Change in valuation allowance	—	627,295	194,715	31,253
German dividend withholding tax	—	10,400	9,529	1,530
Others	2,147	(8,207)	9,106	1,461
Actual income tax expense (benefit)	333,466	(133,413)	(205,742)	(33,024)

Schedule of decrease (increase) in earnings (loss) per share basic and diluted without tax holiday
	Year ended December 31,
	2010	2011	2012
	RMB	RMB	RMB	US$
Basic earnings (loss) per share	0.62	(0.34)	—	—
Diluted earnings (loss) per share	0.59	(0.34)	—	—

Schedule of components of the deferred income tax assets and deferred income tax liabilities

	Year ended December 31,
	2011	2012
	RMB	RMB	US$
Gross deferred income tax assets:

Accounts receivable and prepayments to suppliers	69,818	61,853	9,928
Inventories	25,761	23,727	3,808
Employee benefits	2,964	6,969	1,119
Accrued warranty	100,950	85,277	13,688
Property, plant and equipment	623,573	588,342	94,435
Change in fair value of derivative instruments	5,861	1,535	246
Net operating loss carryforwards	102,775	620,210	99,551
Investment loss	5,296	3,139	504
Provision for inventory purchase commitment	177,373	111,272	17,860
Total gross deferred income tax assets	1,114,371	1,502,324	241,140
Valuation allowance	(627,295)	(822,010)	(131,943)
Net deferred income tax assets	487,076	680,314	109,197

Gross deferred income tax liabilities:

Property, plant and equipment	(37,698)	(23,751)	(3,812)
Intangible assets	(21,312)	(9,354)	(1,501)
Withholding income tax	(7,010)	(6,001)	(963)
Total gross deferred income tax liabilities	(66,020)	(39,106)	(6,276)

Net deferred tax assets	421,056	641,208	102,921

Schedule of current and noncurrent net deferred income tax

	Year ended December 31,
	2011	2012
	RMB	RMB	US$
Current deferred income tax assets, included in prepaid expenses and other current assets	168,256	114,002	18,298
Non-current deferred income tax assets, included in other assets	293,794	548,085	87,974
Current deferred income tax liabilities, included in other current liabilities and accrued expenses	(7,010)	(6,001)	(963)
Non-current deferred income tax liabilities, included in other liabilities	(33,984)	(14,878)	(2,388)
Net deferred income tax assets	421,056	641,208	102,921